Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

Pay Versus Performance Table

In accordance with rules adopted by the Securities and Exchange Commission as required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO named executive officers (“NEOs”) and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (3)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (4)	Net Loss (in thousands) (5)
2025	$3,750,125	$2,589,305	$1,794,782	$1,231,438	$244.44	$(78,537)
2024	$4,245,438	$4,068,073	$2,661,239	$1,833,326	$354.35	$(40,209)
2023	$1,137,622	$1,355,540	$778,561	$887,228	$181.38	$(44,604)

(1)

The dollar amounts reported are the amounts of total compensation reported for Dr. Cohen (our Chief Executive Officer / PEO) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation-Summary Compensation Table.”

(2)

The dollar amounts reported represent the average of the amounts reported for our company’s Non-PEO NEOs as a group (excluding Dr. Cohen) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the named executive officers (excluding Dr. Cohen) included for purposes of calculating the average amounts in each applicable year are Dr. Smethurst and Mr. Moran.

(3)

The dollar amounts reported represent the amount of “compensation actually paid” to our PEO and Non-PEO NEOs as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for each year to determine the compensation actually paid:

	2025		2024		2023
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table Totals	$3,750,125	$1,794,782	$4,245,438	$2,661,239	$1,137,622	$778,561
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(2,705,993)	(1,086,416)	(3,219,652)	(2,109,207)	(229,842)	(134,855)
Fair value at year end of equity awards granted during the year	2,222,273	892,210	1,627,344	989,895	353,176	207,220
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(452,132)	(243,938)	17,082	6,356	19,077	9,752
Change in fair value of equity awards granted in prior years that vested during the year	(224,968)	(125,200)	1,397,861	285,043	75,507	26,550
Equity awards granted in prior years that were forfeited during the year	-	-	-	-	-	-
Compensation Actually Paid Totals	$2,589,305	$1,231,438	$4,068,073	$1,833,326	$1,355,540	$887,228

(4)

Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our company’s share price at the end and the beginning of the measurement period by our company’s share price at the beginning of the measurement period. No dividends were paid on stock or option awards in 2025, 2024 or 2023.

(5)	The dollar amounts reported represent the amount of net loss reflected in our consolidated audited financial statements for the applicable year.

Named Executive Officers, Footnote

(1)

The dollar amounts reported are the amounts of total compensation reported for Dr. Cohen (our Chief Executive Officer / PEO) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation-Summary Compensation Table.”

(2)

The dollar amounts reported represent the average of the amounts reported for our company’s Non-PEO NEOs as a group (excluding Dr. Cohen) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the named executive officers (excluding Dr. Cohen) included for purposes of calculating the average amounts in each applicable year are Dr. Smethurst and Mr. Moran.

(3)

The dollar amounts reported represent the amount of “compensation actually paid” to our PEO and Non-PEO NEOs as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for each year to determine the compensation actually paid:

PEO Total Compensation Amount	$ 3,750,125	$ 4,245,438	$ 1,137,622
PEO Actually Paid Compensation Amount	$ 2,589,305	4,068,073	1,355,540
Adjustment To PEO Compensation, Footnote

	2025		2024		2023
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table Totals	$3,750,125	$1,794,782	$4,245,438	$2,661,239	$1,137,622	$778,561
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(2,705,993)	(1,086,416)	(3,219,652)	(2,109,207)	(229,842)	(134,855)
Fair value at year end of equity awards granted during the year	2,222,273	892,210	1,627,344	989,895	353,176	207,220
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(452,132)	(243,938)	17,082	6,356	19,077	9,752
Change in fair value of equity awards granted in prior years that vested during the year	(224,968)	(125,200)	1,397,861	285,043	75,507	26,550
Equity awards granted in prior years that were forfeited during the year	-	-	-	-	-	-
Compensation Actually Paid Totals	$2,589,305	$1,231,438	$4,068,073	$1,833,326	$1,355,540	$887,228

Non-PEO NEO Average Total Compensation Amount	$ 1,794,782	2,661,239	778,561
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,231,438	1,833,326	887,228
Adjustment to Non-PEO NEO Compensation Footnote

	2025		2024		2023
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table Totals	$3,750,125	$1,794,782	$4,245,438	$2,661,239	$1,137,622	$778,561
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(2,705,993)	(1,086,416)	(3,219,652)	(2,109,207)	(229,842)	(134,855)
Fair value at year end of equity awards granted during the year	2,222,273	892,210	1,627,344	989,895	353,176	207,220
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(452,132)	(243,938)	17,082	6,356	19,077	9,752
Change in fair value of equity awards granted in prior years that vested during the year	(224,968)	(125,200)	1,397,861	285,043	75,507	26,550
Equity awards granted in prior years that were forfeited during the year	-	-	-	-	-	-
Compensation Actually Paid Totals	$2,589,305	$1,231,438	$4,068,073	$1,833,326	$1,355,540	$887,228

Compensation Actually Paid vs. Total Shareholder Return

A portion of our NEOs’ compensation consists of equity awards. As a result, the change between the values disclosed in our Summary Compensation Table and Compensation Actually Paid tends to be directionally aligned with changes in our TSR.

Compensation Actually Paid vs. Net Income	TSR amounts reported in the graph assume an initial fixed investment of $100.
Total Shareholder Return Amount	$ 244.44	354.35	181.38
Net Income (Loss)	$ (78,537,000)	$ (40,209,000)	$ (44,604,000)
PEO Name	Dr. Cohen	Dr. Cohen	Dr. Cohen
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,705,993)	$ (3,219,652)	$ (229,842)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,222,273	1,627,344	353,176
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(452,132)	17,082	19,077
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(224,968)	1,397,861	75,507
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,086,416)	(2,109,207)	(134,855)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	892,210	989,895	207,220
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(243,938)	6,356	9,752
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(125,200)	285,043	26,550
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0